Segment Information	12 Months Ended
Nov. 30, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
We are engaged in investment banking and capital markets and asset management. We also own a legacy portfolio of businesses and investments that we historically denominated as our "Merchant Banking" business.
On December 1, 2021, we made a $477 million contribution of net assets, including both Merchant Banking and Asset Management investments, to Jefferies Group. The transferred Merchant Banking investments are now being managed by a different management team, while the Asset Management investments continue to be managed by the co-Presidents of Asset Management who oversee all asset management activities across the Company. As a result, we transferred $194 million of net assets out of our Merchant Banking segment: $139 million of these net assets, including $48 million of net assets relating to Foursight Capital, were transferred into our Investment Banking and Capital Markets segment; the remaining $55 million of net assets transferred are now managed by the co-Presidents of Asset Management and are included in our Asset Management segment. Prior year amounts have been revised to conform to current segment reporting.
The Investment Banking and Capital Markets reportable segment includes investment banking, capital markets and other related services. Investment banking provides underwriting and financial advisory services to clients across most industry sectors in the Americas, Europe, the Middle East and Africa, and Asia Pacific. Capital markets businesses operate across the spectrum of equities and fixed income products.
Within Asset Management, we manage, invest in and provide services to a diverse group of alternative asset management platforms across a spectrum of investment strategies and asset classes. Asset Management offers institutional clients an innovative range of investment strategies through its affiliated managers.
Our Merchant Banking reportable segment consists of our various merchant banking businesses and investments, primarily including Linkem, Vitesse Energy and JETX Energy, real estate, Idaho Timber and FXCM. Merchant Banking businesses and investments also included our 31% equity investment in National Beef, prior to its sale in November 2019, and Spectrum Brands, prior to its distribution to shareholders in October 2019.
Corporate assets primarily consist of cash and cash equivalents. Corporate revenues primarily include interest income.
Certain information concerning our reportable segments is presented in the following table. Consolidated subsidiaries are reflected as of the date a majority controlling interest was acquired.

	Year Ended November 30,
	2021	2020	2019
		(In thousands)
Net revenues:
Reportable Segments:
Investment Banking and Capital Markets	$6,907,386	$5,072,640	$3,113,484
Asset Management	336,013	234,910	86,838
Merchant Banking	930,577	681,574	656,514
Corporate	3,042	13,258	32,833
Total net revenues related to reportable segments	8,177,018	6,002,382	3,889,669
Reconciling items - Consolidation adjustments	8,311	8,492	3,307
Total consolidated net revenues	$8,185,329	$6,010,874	$3,892,976

Income (loss) before income taxes:
Reportable Segments:
Investment Banking and Capital Markets	$2,140,346	$1,129,010	$348,127
Asset Management	166,628	68,551	(40,011)
Merchant Banking	71,944	(33,344)	287,310
Corporate	(54,586)	(55,619)	(68,467)
Income before income taxes related to reportable segments	2,324,332	1,108,598	526,959
Reconciling items - Parent Company interest	(79,137)	(53,445)	(53,048)
Reconciling items - Consolidation adjustments	8,910	11,930	4,697
Total consolidated income before income taxes	$2,254,105	$1,067,083	$478,608

Depreciation and amortization expenses:
Reportable Segments:
Investment Banking and Capital Markets	$85,291	$82,479	$77,661
Asset Management	1,901	5,228	2,042
Merchant Banking	67,464	67,236	69,693
Corporate	2,764	3,496	3,475
Total consolidated depreciation and amortization expenses	$157,420	$158,439	$152,871

	November 30,
	2021	2020	2019
Identifiable assets employed:
Reportable Segments:
Investment Banking and Capital Markets (1)	$52,903,374	$45,605,851	$41,339,914
Asset Management	3,205,799	3,265,149	3,342,029
Merchant Banking	2,263,050	2,376,037	2,446,714
Corporate	2,432,927	2,170,917	2,426,110
Identifiable assets employed related to reportable segments	60,805,150	53,417,954	49,554,767
Reconciling items - Consolidation adjustments	(401,040)	(299,602)	(94,533)
Total consolidated assets	$60,404,110	$53,118,352	$49,460,234
(1)Includes $180.7 million, $243.5 million and $203.7 million at November 30, 2021, 2020 and 2019, respectively, of the deferred tax asset, net.
Net revenues for the Investment Banking and Capital Markets reportable segment and Asset Management reportable segment are recorded in the geographic region in which the position was risk-managed, in the case of Investment Banking and Capital Markets in which the senior coverage banker is located, or for Asset Management, according to the location of the investment advisor. Net revenues by geographic region were as follows (in thousands):

	Year Ended November 30,
	2021	2020	2019

Americas (1)	$6,795,027	$4,871,313	$3,188,353
Europe (2)	1,111,434	853,674	592,087
Asia Pacific	278,868	285,887	112,536
	$8,185,329	$6,010,874	$3,892,976
(1)Substantially all relates to U.S. results.
(2)Substantially all relates to United Kingdom results.
Interest expense classified as a component of Net revenues relates to Jefferies Group. For the years ended November 30, 2021, 2020 and 2019, interest expense classified as a component of Expenses was primarily comprised of parent company interest ($53.1 million, $53.4 million and $53.0 million, respectively) and Merchant Banking ($3.2 million, $4.7 million and $5.1 million, respectively). Additionally, for the for the years ended November 30, 2021, 2020 and 2019, interest expense classified as a component of Expenses in the Investment Banking and Capital Markets reportable segment includes $20.7 million, $26.7 million and $29.0 million, respectively, related to Foursight Capital.
As discussed above, during the fourth quarter of 2019, we sold our 31% equity interest in National Beef and recognized a pre-tax gain of $205.0 million for the year ended November 30, 2019 in Other revenues. The gain on the sale is included within Merchant Banking above.